INVESTMENT SECURITIES - Investments in equity securities at fair value through OCI (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] - Equity investments - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cost	$ 594,579	$ 1,110,345
Unrealized Gain	561,579	386,571
Unrealized Losses	(38,809)	(20,184)
Fair Value	1,117,349	1,476,732
Colombia, Pesos
Disclosure of financial assets [line items]
Cost	585,352	1,109,648
Unrealized Gain	121,017	385,712
Unrealized Losses	(33,137)	(20,159)
Fair Value	673,232	1,475,201
Foreign currency [member]
Disclosure of financial assets [line items]
Cost	9,227	697
Unrealized Gain	440,562	859
Unrealized Losses	(5,672)	(25)
Fair Value	$ 444,117	$ 1,531